Bank borrowings	12 Months Ended
Mar. 31, 2019
Bank borrowings
Bank borrowings
Bank borrowings

19.Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31
	2018	2019
	(in millions of RMB)
Current portion:
Short-term other borrowings (i)	6,028	7,356

Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)	24,957	26,780
Long-term other borrowings (iii)	9,196	8,647
	34,153	35,427

(i)

As of March 31, 2018 and 2019, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 2.2% to 6.1% and 2.9% to 19.0% per annum, respectively. As of March 31, 2019, the weighted average interest rate of these borrowings was 4.1% per annum. The borrowings are primarily denominated in RMB or US$.

(ii)

As of March 31, 2018 and 2019, the Company had a five-year US$4.0 billion syndicated loan, which was entered into with a group of eight lead arrangers. The loan has a five-year bullet maturity and is priced at 110 basis points over LIBOR. The related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions). In May 2019, the loan terms were modified such that the interest rate of the loan was reduced to 85 basis points over LIBOR and the maturity of the loan was extended to May 2024.

(iii)

As of March 31, 2018 and 2019, the Company had long-term borrowings from banks with weighted average interest rates of approximately 4.5% and 4.6% per annum, respectively. The borrowings are all denominated in RMB.

Certain other bank borrowings are collateralized by a pledge of certain bank deposits, buildings and property improvements, construction in progress and land use rights in the PRC with carrying values of RMB20,927 million and RMB18,314 million, as of March 31, 2018 and 2019, respectively. As of March 31, 2019, the Company is in compliance with all covenants in relation to bank borrowings.

In April 2017, the Company obtained a new revolving credit facility provided by certain financial institutions for an amount of US$5.15 billion, which has not yet been drawn down. The interest rate on any outstanding utilized amount under this new credit facility is calculated based on LIBOR plus 95 basis points. This facility is reserved for general corporate and working capital purposes (including acquisitions).

As of March 31, 2019, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	7,358
Between 1 to 2 years	841
Between 2 to 3 years	27,986
Between 3 to 4 years	577
Between 4 to 5 years	559
Beyond 5 years	5,576
42,897